CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Advertising, revenue received from CRIC	$ 5,126	$ 3,474	$ 2,526
Non-advertising, amortization of deferred revenues from CRIC	$ 18,745	$ 18,745	$ 18,745